Long-term Investment Securities	12 Months Ended
Dec. 31, 2024
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Long-term Investment Securities
10.	Long-term Investment Securities
Details of long-term investment securities as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	Category	December 31, 2024		December 31, 2023
Equity instruments	FVOCI(*)	₩	1,739,133	1,398,734
	FVTPL		—	8

			1,739,133	1,398,742
Debt instruments	FVTPL		138,789	280,642

			138,789	280,642

		₩	1,877,922	1,679,384

(*)
The Group designated investments in equity instruments that are not held for trading as financial assets at FVOCI, and the amounts of those equity instruments as of December 31, 2024 and 2023 are ₩1,739,133 million and ₩1,398,734 million, respectively.